LIABILITY UNDER PUT OPTION AGREEMENT	12 Months Ended
Dec. 31, 2017
LIABILITY UNDER PUT OPTION AGREEMENT
LIABILITY UNDER PUT OPTION AGREEMENT

28. LIABILITY UNDER PUT OPTION AGREEMENT

        In September 2007, the Group acquired an 80% stake in International Cell Holding Ltd ("ICH"), the 100% indirect owner of MTS Armenia, Armenia's mobile phone operator, and signed a call and put option agreement to acquire the remaining 20% stake. In 2016 ICH was liquidated and all its legal rights were assigned to Aramayo Investments Limited, a subsidiary of the Group. December 2010, the Group signed an amendment to the put and call option agreement. According to the amended option agreement, the price for the remaining 20% stake option will be determined by an independent investment bank subject to a cap of EUR 200 million. The put option can be exercised during the period from the next business day following the date of settlement of all liabilities under the loan agreement up to December 31, 2018. The call option can be exercised during the period from July 1, 2010 up to December 31, 2018. If both the call notice and the put notice are served on the same day then the put notice shall be deemed exercised in priority to the call notice. The liability under put option agreement amounted to RUB 2,012 million and RUB 2,243 million as of December 31, 2017 and December 31, 2016 respectively (Note 18).

        The liability under put option agreement related to Oblachny Retail is disclosed in Note 18.